Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
19.	Supplemental Cash Flow Information

	Year Ended December 31,
	2011	2010	2009
	(Millions)
Cash paid for interest and income taxes:
Cash paid for interest, net of amounts capitalized	$17.2	$7.8	$9.0
Cash paid for income taxes, net of income tax refunds	$29.9	$0.9	$2.2
Non-cash investing and financing activities:
Property, plant and equipment acquired with accounts payable	$14.2	$6.3	$4.1
Other non-cash additions of property, plant and equipment	$3.0	$12.1	$1.6
Accounts payable related to equity issuance costs	$(0.2)	$0.2	$—
Acquisition related contingent consideration	$—	$3.1	$—
Non-cash contribution from noncontrolling interests	$—	$0.5	$—
Net change in parent advances	$4.4	$—	$—